Fair Value Measurement	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
7 FAIR VALUE MEASUREMENT
As of March 31, 2021 and 2022, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition
a
re
 as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	260,000	—	260,000	—
- equity securities with readily determinable fair value s	245	245	—	—
Available-for-sale debt securities	51,346	—	—	51,346

Total assets	311,591	245	260,000	51,346

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	190,000	—	190,000	—
- equity securities with readily determinable fair value s	6,853	6,853	—	—
Available-for-sale debt securities	44,873	—	—	44,873

Total assets	241,726	6,853	190,000	44,873

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.
Short-term investments
Short-term investments held by the Group include wealth management products issued by banks and equity securities with readily determinable fair values. The Group values its investments in wealth management products in using model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group values its investments in equity securities with readily determinable fair values using quoted market prices and classifies the valuation technique that use these inputs within Level 1.
Available-for-sale
debt securities investments
The Group classified its
available-for-sales
debt securities as Level 3 investment
s
. The roll forward of major Level 3 investments are as following:

	iSNOB	Ruisha Technology	Huzan	Xuanwei	Poppy	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2020	76,841	7,623	10,996	3,525	—	3,388	102,373

Addition	—	—	—	—	—	8,000	8,000
Disposal (1)	(59,243)	—	—	(3,525)	—	—	(62,768)
Impairment	—	—	(4,055)	—	—	(3,388)	(7,443)
Effect of currency translation adjustment	(3,717)	—	(110)	—	—	—	(3,827)
The change in fair value of the investments	8,714	11,442	(5,145)	—	—	—	15,011

Fair value of Level 3 investments as at March 31, 2021	22,595	19,065	1,686	—	—	8,000	51,346

Addition	—	—	—	—	16,215	5,600	21,815
Disposal (2)	—	(18,157)	—	—	—	(3,000)	(21,157)
Impairment	—	—	(1,635)	—	—	(3,000)	(4,635)
Effect of currency translation adjustment	(677)	—	(51)	—	(344)	—	(1,072)
The change in fair value of the investments	—	(908)	—	—	—	(516)	(1,424)

Fair value of Level 3 investments as at March 31, 2022	21,918	—	—	—	15,871	7,084	44,873

(1)
For the year ended March 31, 2021, the amount of disposal in the roll forward included a reclassification adjustment of RMB46,029, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.

(2)
For the year ended March 31, 2022, the Company derecognized the available-for-sale debt security investment and recycled the previously recognized fair value change recorded as other comprehensive income of RMB11,106 into the gain from investments (Note 10).

The Company determined the fair value of its investments by using the market approach or income approach.
As for the market approach, the determination of the fair value was based on estimates, judgments and information of other comparable public companies as well as observable price changes based on recent transactions of the securities, or similar securities that the Company holds. The significant unobservable inputs adopted in the valuation as of March 31, 2020, 2021 and 2022 are as following:

	For the years ended March 31,
	2020	2021	2022
Lack of marketability discount	30%	30%	30%
Risk-free rate	0.3%-2.29%	0.5%	2%-3%
Expected volatility	42%-54%	45%	30%-46%
Revenue multiple	5.09-11.18	7.92	1-10
Net profit multiple	8.95	16	25
Significant increases (decreases) in lack of marketability discount in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in risk-free rate, expected volatility, revenue multiple or net profit multiple in isolation would result in significantly higher (lower) fair value measurement.